OPERATING DATA - Movement in the Allowance for Lifetime Expected Credit Losses (Details) - Trade accounts receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance - opening balance	$ (3,661)
Allowance - closing balance	(3,375)	$ (3,661)
Allowance for lifetime expected credit losses
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance - opening balance	364	190	$ 206
Additions	30	178	19
Write backs / utilization	(12)	(13)	(19)
Foreign exchange and others	(72)	9	(16)
Allowance - closing balance	$ 310	$ 364	$ 190